Shareholders' Equity	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 10:-	SHAREHOLDERS’ EQUITY

Company’s shares:

a.	Ordinary Shares:

Any ordinary share confers equal rights to dividends and bonus shares, and to participate in the distribution of surplus assets upon liquidation, in proportion to the par value of such share, regardless of any premium paid thereon, subject to the provisions of the Company’s articles of association. Each ordinary share confers upon its holder the right to participate in the general meetings of the shareholders of the Company, with one vote on any matter presented to the shareholders.

b.	Share option and RSU plans:

The Company’s Board of Directors has approved equity incentive plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the “optionees”) options to purchase ordinary shares of the company, at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant.

The terms of option grants generally provide that 25% of total options are exercisable one year after the grant or vesting start date determined for each optionee and a further 6.25% is exercisable at the end of each subsequent three-month period over the following 3 years. Options are exercisable for up to 10 years from the grant date. Options that are cancelled or forfeited before expiration become available for future grants.

Under the company equity incentive plans, beginning in 2017, the Company grants RSU’s, including performance based RSUs. The RSUs generally vest over a period of four years of employment and performance based RSUs also vest based on achievement of performance targets. RSUs that are cancelled or forfeited become available for future grants.

As of June 30, 2022, an aggregate of 5,096,958 ordinary shares are available for future grants under those plans.

A summary of the Company’s share option activity and related information for the six months ended June 30, 2022 is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2022	413,175	$19.58	5.79	$54,815
Granted	310,000	105.06	-	-
Exercised	(14,902)	21.08	-	868
Forfeited	(8,491)	89.81	-	-

Outstanding as of June 30, 2022	699,782	$56.78	7.08	$5,547

Exercisable at end of period	330,020	$16.34	4.76	$4,585

As of June 30, 2022, the Company had $15,258 of unrecognized compensation expense related to unvested share options expected to be recognized over a weighted average period of 3.47 years.

A summary of the Company’s RSU activity is as follows:

Six months ended
June 30, 2022

Unvested as of January 1, 2022	684,666
Granted	239,293
Vested	(160,840)
Forfeited	(49,974)
Unvested as of June 30, 2022	713,145

The weighted average fair value at grant date of RSUs granted for the six months ended June 30, 2022 was $82.02.

The weighted average fair value of shares vested during the six months ended June 30, 2022 was $53.00.

The weighted average fair value of shares forfeited during the six months ended June 30, 2022 was $67.45.

As of June 30, 2022, the Company had $45,073 of unrecognized compensation expense related to RSUs expected to be recognized over a weighted average period of 2.9 years.

The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the six months ended June 30, 2022 and 2021:

	Six months ended June 30,
	2022	2021

Cost of products	$1,056	$619
Cost of services	846	499
Research and development	2,457	1,071
Seles and marketing	3,300	2,333
General and administrative	3,120	2,377

Total share-based compensation expense	$10,779	$6,899

On January 10, 2017, the Company signed a master purchase agreement with Amazon Inc. (the “Agreement”) under which 2,932,176 warrants to purchase ordinary shares of the Company at an exercise price of $13.04 were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five-year period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. On September 16, 2020 Amazon Inc. exercised 2,162,463 warrants in a cashless manner and sold the 1,689,942 ordinary shares received upon exercise. As of June 30, 2022, 769,692 warrants are exercisable under the Agreement.

On September 14, 2020, the Company signed an amendment to the master purchase agreement (the “Amended Agreement”) with Amazon Inc. under which an additional 3,401,060 warrants to purchase ordinary shares of the Company at an exercise price of $59.26 were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $400 million over a five-year period beginning in January 2021, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. As of June 30, 2022, 1,088,332 warrants are exercisable under the Amended Agreement.

The Company recognized reductions to revenues of $12,521 and $9,711 during the six months ended June 30, 2022, and 2021, respectively, due to the accounting impact of Amazon’s warrants.